Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Property, plant and equipment [text block]
(in USD million)	Machinery, equipment and transportation equipment	Production plants and oil and gas assets	Refining and manufacturing plants	Buildings and land	Assets under development	Right of use assets4)	Total

Cost at 31 December 2018	3,596	166,766	8,660	932	14,961	0	194,916
Implementation of IFRS 16 Leases 5)	(813)	(184)	0	0	0	4,989	3,992
Cost at 1 January 2019	2,783	166,582	8,660	932	14,961	4,989	198,908
Additions through business combinations	1	1,706	5	0	381	0	2,093
Additions and transfers	44	16,023	300	(16)	(4,448)	426	12,330
Disposals at cost	(7)	(4,911)	(0)	(7)	(59)	(35)	(5,020)
Effect of changes in foreign exchange	(2)	(337)	(44)	(0)	(464)	(41)	(888)

Cost at 31 December 2019	2,818	179,063	8,920	909	10,371	5,339	207,422

Accumulated depreciation and impairment losses at 31 December 2018	(2,802)	(119,589)	(6,613)	(465)	(185)	0	(129,654)
Implementation of IFRS 16 Leases 5)	511	106	0	0	0	(617)	0
Accumulated depreciation and impairment losses at 1 January 2019	(2,291)	(119,483)	(6,613)	(465)	(185)	(617)	(129,654)
Depreciation	(120)	(8,555)	(298)	(25)	0	(752)	(9,750)
Impairment losses	(6)	(2,430)	(178)	(3)	(707)	(26)	(3,350)
Reversal of impairment losses	0	120	0	0	0	0	120
Transfers	13	(134)	(0)	13	26	42	(40)
Accumulated depreciation and impairment on disposed assets	7	4,540	0	5	0	24	4,576
Effect of changes in foreign exchange	1	616	38	(0)	(26)	(1)	628

Accumulated depreciation and impairment losses at 31 December 2019	(2,395)	(125,327)	(7,051)	(475)	(892)	(1,329)	(137,469)

Carrying amount at 31 December 2019	423	53,736	1,870	434	9,479	4,011	69,953

Estimated useful lives (years)	3 - 20	UoP1)	15 - 20	20 - 332)		1 - 193)

(in USD million)	Machinery, equipment and transportation equipment, including vessels	Production plants and oil and gas assets	Refining and manufacturing plants	Buildings and land	Assets under development	Total

Cost at 31 December 2017	3,470	157,533	8,646	866	18,140	188,656
Additions through business combinations	76	2,473	0	48	1,370	3,968
Additions and transfers	90	13,017	328	32	(3,322)	10,144
Disposals at cost	(12)	(505)	(0)	(1)	(366)	(884)
Effect of changes in foreign exchange	(28)	(5,752)	(314)	(13)	(861)	(6,967)

Cost at 31 December 2018	3,596	166,766	8,660	932	14,961	194,916

Accumulated depreciation and impairment losses at 31 December 2017	(2,853)	(113,781)	(6,200)	(439)	(1,746)	(125,019)
Depreciation	(137)	(9,249)	(426)	(29)	0	(9,841)
Impairment losses	0	(762)	0	0	(32)	(794)
Reversal of impairment losses	155	1,087	0	0	156	1,398
Transfers	(0)	(1,799)	(229)	(1)	1,067	(961)
Accumulated depreciation and impairment on disposed assets	12	602	0	0	366	980
Effect of changes in foreign exchange	21	4,312	242	4	5	4,583

Accumulated depreciation and impairment losses at 31 December 2018	(2,802)	(119,589)	(6,613)	(465)	(185)	(129,654)

Carrying amount at 31 December 2018	794	47,177	2,048	467	14,776	65,262

Estimated useful lives (years)	3 - 20	UoP 1)	15 - 20	20 - 33 2)

1)Depreciation according to unit of production method (UoP), see note 2 Significant accounting policies.

2)Land is not depreciated.

3)Depreciation linearly over contract period.

4)See note 22 Leases.

5)See note 23 Implementation of IFRS 16 Leases.

Impairments [text block]
(in USD million)	Property, plant and equipment	Intangible assets3)	Total

At 31 December 2019
Producing and development assets1)	3,230	608	3,838
Goodwill1)	-	164	164
Other intangible assets1)	-	41	41
Acquisition costs related to oil and gas prospects2)	-	49	49

Total net impairment loss/(reversal) recognised	3,230	863	4,093

At 31 December 2018
Producing and development assets1)	(604)	237	(367)
Acquisition costs related to oil and gas prospects2)	-	52	52

Total net impairment loss/(reversal) recognised	(604)	289	(315)

1)Producing and development assets, goodwill and other intangible assets are subject to impairment assessment under IAS 36. The total net impairment losses recognised under IAS 36 in 2019 amount to USD 4,043 million, compared to 2018 when the net impairment reversal amounted to USD 367 million, including impairment of acquisition costs - oil and gas prospects (intangible assets).

2)Acquisition costs related to exploration activities, subject to impairment assessment under the successful efforts method (IFRS 6).

3)See note 11 Intangible assets.

Impairment of the carrying amount of impaired asset [text block]
		2019		2018
(in USD million)	Valuation method	Carrying amount after impairment	Net impairment loss/ (reversal)	Carrying amount after impairment	Net impairment loss/ (reversal)

At 31 December
Exploration & Production Norway	VIU	4,406	1,119	1,966	(201)
	FVLCOD	0	0	1,232	(402)
North America - unconventional	VIU	7,509	1,631	5,771	762
	FVLCOD	0 1)	610	0	0
North America - conventional offshore US Gulf of Mexico	VIU	1,079	292	3,989	(246)
	FVLCOD	0	0	0	0
North Africa	VIU	0	0	451	(126)
	FVLCOD	0	0	0	0
Europe and Asia	VIU	645	(18)	0	0
	FVLCOD	0	0	0	0
Marketing, Midstream & Processing	VIU	65	178	403	(155)
	FVLCOD	0	0	0	0
Right of use assets	VIU	0	26	0	0
	FVLCOD	0	0	0	0

Total		13,704	3,838	13,813	(367)

1) Asset is disposed.

Disclosure of price assumptions used for impairment calculations [Table Text Block]
Year Prices in real terms 1)	2020		2025		2030

Brent Blend – USD/bbl	59	(68)	77	(78)	80	(82)
NBP - USD/mmBtu	4.2	(7.7)	7.0	(8.2)	7.5	(8.2)
Henry Hub – USD/mmBtu	2.4	(3.2)	3.1	(4.1)	3.6	(4.1)
1) Basis year 2019.